Summary of significant accounting policies (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Financial assets and liabilities measured at fair value	$ 2,003,000	$ 0
Convertible Notes
Financial assets and liabilities measured at fair value	2,003,000
Level 1
Financial assets and liabilities measured at fair value	(100)
Level 1 | Convertible Notes
Financial assets and liabilities measured at fair value	(100)
Level 2 | Convertible Notes
Financial assets and liabilities measured at fair value	0
Level 3
Financial assets and liabilities measured at fair value	2,003,000
Level 3 | Convertible Notes
Financial assets and liabilities measured at fair value	$ 2,003,000